Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 5,565.4	€ 5,324.2	€ 6,856.1
Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	€ 0.0
Secured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate			2.43%
Financial liabilities			€ 28.5
Secured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			16.2
Secured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 12.3
Unsecured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.70%	1.67%	1.39%
Financial liabilities	€ 2,044.7	€ 2,092.2	€ 3,131.4
Unsecured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	848.4	50.0	1,040.5
Unsecured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,196.3	843.4	46.0
Unsecured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 1,198.8	846.1
Unsecured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 1,198.8
Unsecured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.67%	4.30%	3.45%
Financial liabilities	€ 488.9	€ 490.0	€ 750.0
Unsecured debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Unsecured debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	488.9	490.0
Promissory notes | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			230.0
Debt
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,685.2	€ 2,532.2	€ 2,853.2
Debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.70%	1.67%	1.39%
Financial liabilities	€ 2,044.7	€ 2,092.2	€ 3,159.9
Debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	848.4	50.0	1,056.7
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,196.3	843.4	58.3
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		1,198.8	846.1
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			1,198.8
Lease liabilities - right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 149.1	€ 164.6	€ 206.3
Lease liabilities - right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.89%	4.43%	4.37%
Financial liabilities	€ 149.1	€ 164.6	€ 206.3
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	37.4	39.4	43.2
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	37.9	31.9	38.4
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	38.8	32.1	31.8
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.1	32.7	32.2
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	7.9	28.5	60.7
Total fixed rate debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	2,193.8	2,256.8	3,366.2
Total fixed rate debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	885.8	89.4	1,099.9
Total fixed rate debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,234.2	875.3	96.7
Total fixed rate debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	38.8	1,230.9	877.9
Total fixed rate debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.1	32.7	1,231.0
Total fixed rate debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 7.9	€ 28.5	€ 60.7
Total floating rate debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.67%	4.30%	3.45%
Financial liabilities	€ 488.9	€ 490.0	€ 750.0
Total floating rate debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Total floating rate debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	488.9	490.0
Total financial liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	2,682.7	2,746.8	4,116.2
Total financial liabilities | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	885.8	89.4	1,099.9
Total financial liabilities | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,234.2	875.3	846.7
Total financial liabilities | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	38.8	1,230.9	877.9
Total financial liabilities | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.1	32.7	1,231.0
Total financial liabilities | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 496.8	€ 518.5	€ 60.7